STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Jun. 15, 2021	Aug. 15, 2019	Feb. 07, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 152,250		$ 152,250
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock to common stock (in shares)	3,672		383,919		3,672
Stock Issued During Period, Shares, Conversion of Convertible Securities	(3,672)		(383,919)		(3,672)
Shares, Outstanding			53,032	49,360	53,032	49,360	53,032	53,032
Stock Issued During Period, Value, Issued for Services
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock to common stock (in shares)	(73,440)		(7,678,380)	(73,440)
Stock Issued During Period, Shares, Conversion of Convertible Securities	73,440		7,678,380	73,440
Shares, Outstanding	49,360			37,485,959	37,412,519	37,485,959	37,412,519	37,237,519
Stock Issued During Period, Shares, Issued for Services		175,000			175,000
Stock Issued During Period, Value, Issued for Services				$ 175